Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000933691
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 21, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jan. 21, 2022
Prospectus Date	rr_ProspectusDate	Apr. 26, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement Dated January 21, 2022

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 1, 2022, for the JNL/AQR Large Cap Defensive Style Fund, please delete all references to and information for Ronan Israel, MA.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Global Small Capitalization Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country Word Small Cap Index (Net) with the Morningstar® Global Small Cap Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds International Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Index (Net) with the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection, “WCM International Small Cap Growth Strategy,” for the JNL Multi-Manager International Small Cap Fund, please delete the first paragraph in the entirety and replace with the following:

WCM Investment Management, LLC (“WCM”) constructs the strategy by investing in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Morningstar® Global ex-US Small Cap Target Market Exposure IndexSM (“Index”) at the time of purchase. Because small capitalization companies are defined by reference to the Index, the range of market capitalization of companies in which the WCM International Small Cap Growth Strategy invests may vary with market conditions. WCM will consider the market capitalization range by country. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the WCM International Small Cap Growth Strategy at the Sub-Adviser’s discretion.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager International Small Cap Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index ex USA Small Cap NR USD Index with the Morningstar® Global ex-US Small Cap Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

Effective January 3, 2022, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/AQR Large Cap Defensive Style Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Michele L. Aghassi, Ph.D.	June 2019	Principal, AQR
Andrea Frazzini, Ph.D., M.S.	June 2019	Principal, AQR

Name:	Joined Fund Management Team In:	Title:
Lars N. Nielsen, M.Sc.	January 2020	Principal, AQR
Clifford S. Asness, Ph.D., M.B.A.	January 2022	Managing and Founding Principal, AQR
John J. Huss	January 2022	Principal, AQR

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Baillie Gifford International Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index ex USA Index (Net) with the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Large Cap Select Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar® US Large-Mid Cap Broad Growth IndexSM as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/ClearBridge Large Cap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar® US Large-Mid Cap Broad Growth IndexSM as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Franklin Templeton Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 50% S&P 500 Index/25% MSCI All Country World Index ex USA Index (Net)/25% Bloomberg Barclays U.S. Aggregate Index with the 50% S&P 500 Index/25% Morningstar® Global ex-US Target Market Exposure IndexSM/25% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco Diversified Dividend Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar® US Large-Mid Cap Broad Value IndexSM as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco International Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Growth Index (Net) with the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/JPMorgan U.S. Value Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in common stocks. J.P. Morgan Investment Management, Inc. (“Sub-Adviser”) applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the Morningstar® US Large-Mid Cap Broad Value IndexSM (“Index”), which includes both large cap and mid cap companies. As of the reconstitution of the Index on December 31, 2020, the market capitalizations of the companies in the Index ranged from $4.16 billion to $2.23 trillion.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/JPMorgan U.S. Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar® US Large-Mid Cap Broad Value IndexSM as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Mellon Equity Income Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar® US Large-Mid Cap Broad Value IndexSM as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Established Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar® US Large-Mid Cap Broad Growth IndexSM as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar® US Large-Mid Cap Broad Value IndexSM as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WCM Focused International Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Index (Net) with the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WMC Equity Income Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA High Dividend Yield Index (Gross) with the Morningstar® Dividend Composite IndexSM as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WMC Value Fund, please add the following after the last paragraph:

For consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar® US Large-Mid Cap Broad Value IndexSM as the Fund’s primary benchmark.

Effective January 3, 2022, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, and JNL/Goldman Sachs Managed Aggressive Growth Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Michael Carapucci	2010	Vice President, GSAM
Neill Nuttall	May 2021	Managing Director, GSAM
Alexandra Wilson-Elizondo	January 2022	Managing Director, GSAM

Effective December 31, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” subsection, “WCM International Small Cap Strategy,” for the JNL Multi-Manager International Small Cap Fund, please delete the first paragraph in the entirety and replace with the following:

WCM Investment Management, LLC (“WCM”) constructs the strategy by investing in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. Emerging and frontier countries or markets are those countries or markets with low-to-middle-income economies as classified by the World Bank or included in any of the Morningstar® Emerging Markets IndexSM. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Morningstar® Global ex-US Small Cap Target Market Exposure IndexSM (“Index”) at the time of purchase. Because small capitalization companies are defined by reference to the Index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. WCM will consider the market capitalization range by country. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the WCM International Small Cap Growth Strategy at the Sub-Adviser’s discretion.

Effective January 3, 2022, in the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL/AQR Large Cap Defensive Style Fund, please add the following after the fifth paragraph:

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of AQR. Dr. Asness co-founded AQR in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John Huss is a Principal of the Adviser. Mr. Huss rejoined the Adviser in 2013 and is a researcher and portfolio manager for multi asset class strategies as well as the firm’s equity strategies. Mr. Huss earned an S.B. in mathematics from the Massachusetts Institute of Technology.

Effective December 31, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/JPMorgan U.S. Value Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in common stocks. J.P. Morgan Investment Management, Inc. (“Sub-Adviser”) applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the Morningstar® US Large-Mid Cap Broad Value IndexSM (“Index”), which includes both large cap and mid cap companies. As of the reconstitution of the Index on December 31, 2020, the market capitalizations of the companies in the Index ranged from $4.16 billion to $2.23 trillion.

Effective January 19, 2022, in the section entitled, “Additional Information About the Funds,” under, “Principal investment Strategies,” for the JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, in the Underlying ETFs table after the first paragraph, please delete sections “Vanguard Bond Index Funds,” “Vanguard Specialized Funds,” and “Vanguard World Funds,” in the entirety and replace with the following:

VANGUARD BOND INDEX FUNDS

Vanguard Short-Term Bond Index Fund

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

Vanguard Total Bond Market Index Fund

Vanguard Ultra-Short Bond ETF

VANGUARD SPECIALIZED FUNDS

Vanguard Dividend Appreciation Index Fund

Vanguard Real Estate Index Fund

VANGUARD WORLD FUNDS

Vanguard Communication Services Index Fund

Vanguard Consumer Discretionary Index Fund

Vanguard Consumer Staples Index Fund

Vanguard Energy Index Fund

Vanguard ESG International Stock ETF

Vanguard ESG U.S. Corporate Bond ETF

Vanguard ESG U.S. Stock ETF

Vanguard Extended Duration Treasury Index Fund

Vanguard Financials Index Fund

Vanguard Health Care Index Fund

Vanguard Industrials Index Fund

Vanguard Information Technology Index Fund

Vanguard Materials Index Fund

Vanguard Mega Cap Index Fund

Vanguard Mega Cap Growth Index Fund

Vanguard Mega Cap Value Index Fund

Vanguard Utilities Index Fund

Effective January 3, 2022, in the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, and JNL/Goldman Sachs Managed Aggressive Growth Fund, please delete the second paragraph in the entirety and replace with the following:

Neill Nuttall, Michael Carapucci and Alexandra Wilson-Eizondo share the primary responsibility for the development of the investment allocations of Fund.

Effective January 3, 2022, in the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, and JNL/Goldman Sachs Managed Aggressive Growth Fund, please add the following after the sixth paragraph:

Mrs. Wilson-Elizondo is a portfolio manager within the Multi-Asset Solutions Group in GSAM. Prior to joining the GSAM in 2021, Mrs. Wilson-Elizondo was the Deputy Head of Global Credit and a Managing Director at MacKay Shields LLC, which she joined in 2015.

In the section, “More About the Funds,” under, “Description of Indices,” please add the following after the last paragraph:

Morningstar® Developed Markets ex-North America Value Target Market Exposure IndexSM. The Morningstar Developed Markets ex-North America Value Target Market Exposure Index measures the performance of large and mid-cap stocks representing developed markets excluding North American stocks with lower valuations. This index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® Developed Markets ex-US Target Market Exposure IndexSM. The Morningstar Developed Markets ex-US Target Market Exposure Index targets large- and mid-cap stocks listed in developed markets, excluding the United States, representing the largest 85% of the market by float-adjusted market capitalization. This index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® Dividend Composite IndexSM. The Morningstar Dividend Composite Index measures the performance of a portfolio of all stocks in the U.S. Market Index that have a consistent record of dividend payment and have the ability to sustain their dividend payment. Stocks in the index are weighted in proportion to the total pool of dividends available to investors. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® Emerging Markets IndexSM. The Morningstar Emerging Markets Index measures the performance of emerging markets targeting the top 97% of stocks by market capitalization. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® Global ex-US Small Cap Target Market Exposure IndexSM. The Morningstar Global ex-US Small Cap Target Market Exposure Index measures the performance of small-cap stocks listed in developed and emerging countries outside the US. These stocks fall between the 85% and 99% market cap thresholds of the investable universe and are weighted by float-adjusted market capitalization. This index does not incorporate Environmental, Social, or Governance (ESG) Criteria.

Morningstar® Global ex-US Target Market Exposure IndexSM. The Morningstar Global ex-US Target Market Exposure Index targets large-and mid-cap stocks listed in developed and emerging markets outside the U.S. representing the largest 85% of the market by float-adjusted market capitalization. This index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® Global Small Cap Target Market Exposure IndexSM. The Morningstar Global Small Cap Target Market Exposure Index measures the performance of small-cap stocks listed in developed and emerging markets around the world. These stocks fall between the 85% and 99% market cap thresholds of the investable universe and are weighted by float-adjusted market capitalization. This index does not incorporate Environmental, Social, or Governance (ESG) Criteria.

Morningstar® Global Target Market Exposure IndexSM. The Morningstar Global Target Market Exposure Index is a rules based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Global equity markets. This index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® US Large-Mid Cap Broad Growth IndexSM. The Morningstar US Large-Mid Cap Broad Growth Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Growth segment of U.S. equity markets. It targets stocks representing the cheaper half of the U.S. large- and mid-cap market. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® US Large-Mid Cap Broad Value IndexSM. The Morningstar US Large-Mid Cap Broad Value Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Value segment of U.S. equity markets. It targets stocks representing the faster growing half of the U.S. large- and mid-cap market. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® US Market Extended IndexSM. The Morningstar US Market Extended Index measures the performance of U.S. securities and targets 99.5% market capitalization coverage of the investable universe. It is a diversified broad market index. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® US Mid Cap Broad Growth IndexSM. The Morningstar US Mid Cap Broad Growth Index measures the performance of U.S. mid-cap growth stocks. It targets stocks representing the faster growing half of the mid-cap market. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® US Mid Cap Broad Value IndexSM. The Morningstar US Mid Cap Broad Value Index measures the performance of U.S. mid-cap value stocks. It targets stocks representing the cheaper half of the U.S. mid-cap market. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® US Mid Cap IndexSM. The Morningstar US Mid Cap Index measures the performance of U.S. mid-cap stocks. These stocks fall between the 70th and 90th percentile in market capitalization of the investable universe. In aggregate, the Mid-Cap Index represents 20 percent of the investable universe. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® US REIT IndexSM. The Morningstar US REIT Index is a free-float weighted index that tracks the performance of publicly listed Real Estate Investment Trusts (REITs). The qualifying REITs are identified by Morningstar's proprietary industry classification system, Global Equity Classification System (GECS). This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® US Real Estate Sector IndexSM. The Morningstar US Real Estate Sector Index measures the performance of mortgage companies, property management companies, and REITs in the United States. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® US Small Cap Broad Growth Extended IndexSM. The Morningstar US Small Cap Broad Growth Extended Index provides a comprehensive depiction of the performance and fundamental characteristics of the Small Growth segment of U.S. equity markets. It targets stocks representing the faster growing half of the U.S. small-cap market. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® US Small Cap Broad Value Extended IndexSM. The Morningstar US Small Cap Broad Value Extended Index provides a comprehensive depiction of the performance and fundamental characteristics of the Small Value segment of U.S. equity markets. It targets stocks representing the cheaper half of the U.S. small-cap market. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® US Small Cap Extended IndexSM. The Morningstar US Small Cap Extended Index measures the performance of U.S. small-cap stocks. These stocks fall between the 90th and 99.5th percentile in market capitalization of the investable universe. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® US Target Market Exposure IndexSM. The Morningstar US Target Market Exposure Index targets large- and mid-cap U.S. stocks representing the top 85% of the market by float-adjusted market capitalization. The exchange rate used for the currency translations is as of 4:00 pm NY time. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar® US Utilities Sector IndexSM. The Morningstar US Utilities Sector Index measures the performance of electric, gas, and water utilities. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

In the section, “More About the Funds,” under, “Benchmarks,” please delete the table in the entirety and replace with the following:

Name	Primary Benchmark	Secondary Benchmark(s) (if applicable)
JNL/American Funds Bond Fund of America Fund	Bloomberg U.S. Aggregate Bond Index	Not Applicable
JNL/Baillie Gifford U.S. Equity Growth Fund	Morningstar® US Large-Mid Cap Broad Growth IndexSM	Not Applicable
JNL/Lord Abbett Short Duration Income Fund	ICE BofAML 1-3 Year U.S. Corporate Index	Not Applicable
JNL/Morningstar PitchBook Listed Private Equity Index Fund	Morningstar® PitchBook Listed Private Equity IndexSM	Morningstar® Developed Markets Target Market Exposure IndexSM (Net)
JNL Bond Index Fund	Bloomberg U.S. Aggregate Bond Index	Not Applicable
JNL Emerging Markets Index Fund	Morningstar® Emerging Markets Target Market Exposure IndexSM (Net)	Not Applicable
JNL International Index Fund	Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net)	Not Applicable
JNL Mid Cap Index Fund	S&P MidCap 400® Index	Not Applicable
JNL Small Cap Index Fund	S&P SmallCap 600® Index	Not Applicable

Effective January 1, 2022, in the section entitled “Tax Status,” under subsection “Partnership Funds,” please add the following after the fourth paragraph:

Effective January 1, 2022, the Board of Trustees approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/Mellon Emerging Markets Index Fund

JNL/Mellon World Index Fund

JNL Emerging Markets Index Fund

This Supplement is dated January 21, 2022.

JNL/AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
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In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Global Small Capitalization Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country Word Small Cap Index (Net) with the Morningstar® Global Small Cap Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

JNL/AMERICAN FUNDS INTERNATIONAL FUND
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Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds International Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Index (Net) with the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

JNL Multi-Manager International Small Cap Fund
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Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection, “WCM International Small Cap Growth Strategy,” for the JNL Multi-Manager International Small Cap Fund, please delete the first paragraph in the entirety and replace with the following:

WCM Investment Management, LLC (“WCM”) constructs the strategy by investing in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Morningstar® Global ex-US Small Cap Target Market Exposure IndexSM (“Index”) at the time of purchase. Because small capitalization companies are defined by reference to the Index, the range of market capitalization of companies in which the WCM International Small Cap Growth Strategy invests may vary with market conditions. WCM will consider the market capitalization range by country. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the WCM International Small Cap Growth Strategy at the Sub-Adviser’s discretion.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager International Small Cap Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index ex USA Small Cap NR USD Index with the Morningstar® Global ex-US Small Cap Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

JNL/Baillie Gifford International Growth Fund
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In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Baillie Gifford International Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index ex USA Index (Net) with the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND
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In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Large Cap Select Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar® US Large-Mid Cap Broad Growth IndexSM as the Fund’s primary benchmark.

JNL/ClearBridge Large Cap Growth Fund
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In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/ClearBridge Large Cap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar® US Large-Mid Cap Broad Growth IndexSM as the Fund’s primary benchmark.

JNL/FRANKLIN TEMPLETON GROWTH ALLOCATION FUND
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In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Franklin Templeton Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 50% S&P 500 Index/25% MSCI All Country World Index ex USA Index (Net)/25% Bloomberg Barclays U.S. Aggregate Index with the 50% S&P 500 Index/25% Morningstar® Global ex-US Target Market Exposure IndexSM/25% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

JNL/Invesco Diversified Dividend Fund
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In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco Diversified Dividend Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar® US Large-Mid Cap Broad Value IndexSM as the Fund’s primary benchmark.

JNL/INVESCO INTERNATIONAL GROWTH FUND
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In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco International Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Growth Index (Net) with the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

JNL/JPMORGAN U.S. VALUE FUND
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Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/JPMorgan U.S. Value Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in common stocks. J.P. Morgan Investment Management, Inc. (“Sub-Adviser”) applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the Morningstar® US Large-Mid Cap Broad Value IndexSM (“Index”), which includes both large cap and mid cap companies. As of the reconstitution of the Index on December 31, 2020, the market capitalizations of the companies in the Index ranged from $4.16 billion to $2.23 trillion.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/JPMorgan U.S. Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar® US Large-Mid Cap Broad Value IndexSM as the Fund’s primary benchmark.

JNL/Mellon Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
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In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Mellon Equity Income Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar® US Large-Mid Cap Broad Value IndexSM as the Fund’s primary benchmark.

JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
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Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Established Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar® US Large-Mid Cap Broad Growth IndexSM as the Fund’s primary benchmark.

JNL/T. ROWE PRICE VALUE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar® US Large-Mid Cap Broad Value IndexSM as the Fund’s primary benchmark.

JNL/WCM Focused International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WCM Focused International Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Index (Net) with the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

JNL/WMC Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WMC Equity Income Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA High Dividend Yield Index (Gross) with the Morningstar® Dividend Composite IndexSM as the Fund’s primary benchmark.

JNL/WMC VALUE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WMC Value Fund, please add the following after the last paragraph:

For consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar® US Large-Mid Cap Broad Value IndexSM as the Fund’s primary benchmark.